Deferred Tax Assets/Liabilities - Summary of Deferred Tax Assets (Liabilities) (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Disclosure Of Detailed Information About Deferred Tax Assets (Liabilities) [Line Items]
Deferred tax assets	$ 2,575	$ 3,463	$ 1,943
Deferred tax liabilities	$ (634)	(852)	(1,507)
Total		$ 2,611	$ 436